Operating expenses, Outstanding Restricted Common Stock (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		707,576	833,695	960,865
Granted (in shares)		425,000	435,000	872,953
Exercised (in shares)	[1]	382,852	503,688	800,723
Forfeited (in shares)			57,431	199,400
Outstanding end of period (in shares)		749,724	707,576	833,695

[1]	Does not include shares in lieu of dividends